Derivative Instruments (Schedule Of Mortgage Banking Derivatives) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Commitments [Member]
Derivatives, Fair Value [Line Items]
Notional Amount, Assets	$ 297,454	$ 55,220
Fair Value, Derivative	3,104	721
TBA Mortgage-Back Securities [Member]
Derivatives, Fair Value [Line Items]
Notional Amount, Assets	225,500	33,250
Fair Value, Derivative	$ (350)	$ (342)